Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Pursuant to our compensation programs, we grant stock options to certain employees from time to time. Messrs. Goldberg and Dunn received 443 and 449 stock options in fiscal 2025, respectively. The options were granted pursuant to the Company’s 2018 Employee Stock Option Grant Program which is available to all employees and did not require further approval by the Committee. Under this program, the number of options received by Messrs. Goldberg and Dunn are equal to the amount of shares Messrs. Goldberg and Dunn purchased in open market transactions in fiscal 2025. Although we have not adopted a formal policy regarding the timing of equity award grants, including stock option grants, the Committee generally approves equity award grants during a regularly scheduled meeting in the first quarter of the fiscal year. The Committee does not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity award grant dates.

Award Timing Method
Pursuant to our compensation programs, we grant stock options to certain employees from time to time. Messrs. Goldberg and Dunn received 443 and 449 stock options in fiscal 2025, respectively. The options were granted pursuant to the Company’s 2018 Employee Stock Option Grant Program which is available to all employees and did not require further approval by the Committee. Under this program, the number of options received by Messrs. Goldberg and Dunn are equal to the amount of shares Messrs. Goldberg and Dunn purchased in open market transactions in fiscal 2025. Although we have not adopted a formal policy regarding the timing of equity award grants, including stock option grants, the Committee generally approves equity award grants during a regularly scheduled meeting in the first quarter of the fiscal year. The Committee does not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity award grant dates.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Pursuant to our compensation programs, we grant stock options to certain employees from time to time. Messrs. Goldberg and Dunn received 443 and 449 stock options in fiscal 2025, respectively. The options were granted pursuant to the Company’s 2018 Employee Stock Option Grant Program which is available to all employees and did not require further approval by the Committee. Under this program, the number of options received by Messrs. Goldberg and Dunn are equal to the amount of shares Messrs. Goldberg and Dunn purchased in open market transactions in fiscal 2025. Although we have not adopted a formal policy regarding the timing of equity award grants, including stock option grants, the Committee generally approves equity award grants during a regularly scheduled meeting in the first quarter of the fiscal year. The Committee does not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity award grant dates.

MNPI Disclosure Timed for Compensation Value	false